Commitments - Capital commitments (Details) - Capital commitments - CNY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Capital commitments
No later than 1 year	¥ 44,067	¥ 11,884
Later than 1 year and no later than 5 years	1,254	6,486
More than 5 years	0	2
Total	¥ 45,321	¥ 18,372